AB Cap Fund, Inc.

AB FlexFee International Strategic Core Portfolio

Portfolio of Investments

September 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.2%
Information Technology – 16.5%
IT Services – 3.2%
Amadeus IT Group SA - Class A	957	$53,148
Capgemini SE	838	107,512
Otsuka Corp.	1,500	76,652

		237,312

Semiconductors & Semiconductor Equipment – 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,000	45,132

Software – 11.0%
Avast PLC(a)	13,809	93,751
Check Point Software Technologies Ltd.(b)	1,010	121,543
Constellation Software, Inc./Canada	168	186,683
Nice Ltd.(b)	641	145,331
Oracle Corp. Japan	1,600	172,763
SAP SE	609	94,832

		814,903

Technology Hardware, Storage & Peripherals – 1.7%
Logitech International SA	740	57,322
Samsung Electronics Co., Ltd.	1,380	68,509

		125,831

		1,223,178

Financials – 14.8%
Banks – 5.8%
Bank Leumi Le-Israel BM	13,822	60,850
DBS Group Holdings Ltd.	6,100	89,678
Hang Seng Bank Ltd.	2,300	34,074
KBC Group NV	1,227	61,529
Oversea-Chinese Banking Corp., Ltd.	10,012	62,262
Royal Bank of Canada	1,210	84,956
Westpac Banking Corp.	2,770	33,681

		427,030

Capital Markets – 4.0%
Euronext NV(a)	372	46,599
Partners Group Holding AG	170	156,367
Singapore Exchange Ltd.	13,900	93,751

		296,717

Insurance – 5.0%
Admiral Group PLC	3,840	129,505
Allianz SE (REG)	152	29,173
Sampo Oyj - Class A	2,540	100,591
Swiss Re AG	543	40,279
Zurich Insurance Group AG	198	69,046

		368,594

		1,092,341

Company	Shares	U.S. $ Value

Industrials – 14.6%
Aerospace & Defense – 0.7%
BAE Systems PLC	8,716	$54,131

Air Freight & Logistics – 3.1%
Kuehne & Nagel International AG	377	73,203
SG Holdings Co., Ltd.	3,000	156,101

		229,304

Commercial Services & Supplies – 1.3%
Secom Co., Ltd.	1,000	91,516

Electrical Equipment – 0.5%
Schneider Electric SE (Paris)	310	38,533

Professional Services – 9.0%
Experian PLC	2,539	95,401
Intertek Group PLC	630	51,406
Intertrust NV(a)	3,041	51,765
Meitec Corp.	1,500	76,499
RELX PLC	8,936	198,898
Wolters Kluwer NV	2,231	190,310

		664,279

		1,077,763

Consumer Staples – 12.7%
Food & Staples Retailing – 2.1%
Koninklijke Ahold Delhaize NV	5,177	153,021

Food Products – 5.3%
Calbee, Inc.	1,200	39,525
Morinaga & Co., Ltd./Japan	1,200	47,351
Nestle SA (REG)	1,500	178,518
Salmar ASA(b)	2,261	128,139

		393,533

Personal Products – 1.0%
Unilever PLC	1,228	75,710

Tobacco – 4.3%
British American Tobacco PLC	2,060	73,895
Philip Morris International, Inc.	1,264	94,787
Swedish Match AB	1,785	145,954

		314,636

		936,900

Health Care – 9.8%
Health Care Equipment & Supplies – 0.4%
ConvaTec Group PLC(a)	13,240	30,501

Health Care Providers & Services – 0.4%
Galenica AG(a)	470	32,682

Pharmaceuticals – 9.0%
Astellas Pharma, Inc.	5,700	84,968
GlaxoSmithKline PLC	5,290	99,174
Novo Nordisk A/S - Class B	1,999	138,500
Roche Holding AG	733	251,082
Sanofi	649	65,038

Company	Shares	U.S. $ Value
Santen Pharmaceutical Co., Ltd.	1,200	$24,535

		663,297

		726,480

Communication Services – 8.0%
Diversified Telecommunication Services – 3.2%
HKT Trust & HKT Ltd. - Class SS	61,000	80,966
Nippon Telegraph & Telephone Corp.	5,200	106,166
TELUS Corp.	2,772	48,776

		235,908

Entertainment – 0.5%
Ubisoft Entertainment SA(b)	420	37,854

Interactive Media & Services – 2.9%
Auto Trader Group PLC(a)	17,910	130,034
Kakaku.com, Inc.	3,100	81,728

		211,762

Media – 1.4%
Cogeco Communications, Inc.	995	81,592
Informa PLC(b)	5,440	26,366

		107,958

		593,482

Consumer Discretionary – 7.8%
Hotels, Restaurants & Leisure – 2.6%
Aristocrat Leisure Ltd.	6,196	135,126
Compass Group PLC	3,805	57,158

		192,284

Internet & Direct Marketing Retail – 0.8%
Moneysupermarket.com Group PLC	16,320	56,255

Leisure Products – 1.8%
Bandai Namco Holdings, Inc.	1,800	131,886

Specialty Retail – 1.5%
Hikari Tsushin, Inc.	300	71,577
Nitori Holdings Co., Ltd.	200	41,490

		113,067

Textiles, Apparel & Luxury Goods – 1.1%
adidas AG(b)	124	40,045
Pandora A/S	560	40,397

		80,442

		573,934

Utilities – 4.7%
Electric Utilities – 3.6%
EDP - Energias de Portugal SA	25,652	126,129
Enel SpA	16,080	139,509

		265,638

Company	Shares	U.S. $ Value

Gas Utilities – 1.1%
Tokyo Gas Co., Ltd.	3,700	$84,436

		350,074

Real Estate – 4.3%
Equity Real Estate Investment Trusts (REITs) – 3.2%
Merlin Properties Socimi SA	7,069	58,963
Nippon Building Fund, Inc.	15	84,900
Nippon Prologis REIT, Inc.	28	94,423

		238,286

Real Estate Management & Development – 1.1%
Vonovia SE	1,133	77,671

		315,957

Energy – 0.8%
Oil, Gas & Consumable Fuels – 0.8%
Royal Dutch Shell PLC - Class B	4,963	60,187

Materials – 0.2%
Chemicals – 0.2%
Akzo Nobel NV	178	17,991

Total Common Stocks (cost $5,794,618)		6,968,287

SHORT-TERM INVESTMENTS – 4.3%
Investment Companies – 4.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(c) (d) (e) (cost $318,988)	318,988	318,988

Total Investments – 98.5% (cost $6,113,606)(f)		7,287,275
Other assets less liabilities – 1.5%		113,283

Net Assets – 100.0%		$7,400,558

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	29	TWD	841	11/18/2020	$156
Brown Brothers Harriman & Co.	JPY	23,921	USD	229	10/08/2020	2,185
Brown Brothers Harriman & Co.	JPY	2,243	USD	21	10/08/2020	(123)
Brown Brothers Harriman & Co.	USD	543	JPY	57,677	10/08/2020	3,954
Brown Brothers Harriman & Co.	USD	721	JPY	76,021	10/08/2020	(143)
Brown Brothers Harriman & Co.	CAD	777	USD	589	10/09/2020	5,177
Brown Brothers Harriman & Co.	USD	182	CAD	242	10/09/2020	(155)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	12	EUR	10	10/15/2020	$83
Brown Brothers Harriman & Co.	USD	765	EUR	649	10/15/2020	(4,146)
Brown Brothers Harriman & Co.	NOK	1,186	USD	131	10/16/2020	3,678
Brown Brothers Harriman & Co.	SEK	957	USD	108	10/16/2020	1,193
Brown Brothers Harriman & Co.	USD	53	NOK	489	10/16/2020	(141)
Brown Brothers Harriman & Co.	USD	192	SEK	1,682	10/16/2020	(3,919)
Brown Brothers Harriman & Co.	SGD	52	USD	38	10/27/2020	57
Brown Brothers Harriman & Co.	SGD	311	USD	227	10/27/2020	(391)
Brown Brothers Harriman & Co.	USD	105	SGD	143	10/27/2020	(239)
Brown Brothers Harriman & Co.	AUD	307	USD	222	10/29/2020	1,647
Brown Brothers Harriman & Co.	USD	537	AUD	740	10/29/2020	(6,515)
Brown Brothers Harriman & Co.	ILS	1,333	USD	391	11/12/2020	1,864
Brown Brothers Harriman & Co.	USD	117	ILS	404	11/12/2020	545
Brown Brothers Harriman & Co.	CHF	465	USD	510	11/19/2020	4,600
Brown Brothers Harriman & Co.	GBP	229	USD	297	11/19/2020	1,685
Brown Brothers Harriman & Co.	GBP	165	USD	211	11/19/2020	(1,733)
Brown Brothers Harriman & Co.	USD	406	CHF	371	11/19/2020	(2,895)
Brown Brothers Harriman & Co.	USD	311	GBP	243	11/19/2020	2,428
Citibank, NA	EUR	571	USD	673	10/15/2020	3,118
Citibank, NA	USD	738	EUR	621	10/15/2020	(9,866)
Goldman Sachs Bank USA	KRW	19,985	USD	17	11/10/2020	3
Goldman Sachs Bank USA	KRW	48,976	USD	41	11/10/2020	(797)
Goldman Sachs Bank USA	TWD	782	USD	27	11/18/2020	(365)
JPMorgan Chase Bank, NA	JPY	63,319	USD	606	10/08/2020	5,522
Royal Bank of Scotland PLC	USD	34	KRW	40,121	11/10/2020	76
Standard Chartered Bank	KRW	38,755	USD	33	11/10/2020	(556)
Standard Chartered Bank	TWD	1,001	USD	34	11/18/2020	(331)

						$5,656

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate market value of these securities amounted to $385,332 or 5.2% of net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)

As of September 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,293,637 and gross unrealized depreciation of investments was $(114,312), resulting in net unrealized appreciation of $1,179,325.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

September 30, 2020 (unaudited)

20.1%	Japan
16.9%	United Kingdom
11.8%	Switzerland
6.3%	Netherlands
5.5%	Canada
4.5%	Israel
3.4%	France
3.4%	Singapore
3.3%	Germany
2.5%	Denmark
2.3%	Australia
2.0%	Sweden
1.9%	Italy
11.7%	Other
4.4%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Belgium, Finland, Hong Kong, Norway, Portugal, South Korea, Spain, Taiwan and United States.

AB Cap Fund, Inc.

AB FlexFee International Strategic Core Portfolio

September 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$308,226	$914,952		$-0-	$1,223,178
Financials	84,956	1,007,385		-0-	1,092,341
Industrials	-0-	1,077,763		-0-	1,077,763
Consumer Staples	94,787	842,113		-0-	936,900
Health Care	-0-	726,480		-0-	726,480
Communication Services	130,368	463,114		-0-	593,482
Consumer Discretionary	-0-	573,934		-0-	573,934
Utilities	-0-	350,074		-0-	350,074
Real Estate	-0-	315,957		-0-	315,957
Energy	-0-	60,187		-0-	60,187
Materials	-0-	17,991		-0-	17,991
Short-Term Investments:
Investment Companies	318,988	-0-		-0-	318,988

Total Investments in Securities	937,325	6,349,950	†	-0-	7,287,275
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	37,971		-0-	37,971
Liabilities
Forward Currency Exchange Contracts	-0-	(32,315)		-0-	(32,315)

Total	$937,325	$6,355,606		$-0-	$7,292,931

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended September 30, 2020 is as follows:

Fund	Market Value 12/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$114	$6,898	$6,693	$319	$1
Government Money Market Portfolio*	-0-	81	81	-0-	0	**
Total				$319	$1

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.